INCOME STATEMENT DETAILS	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
INCOME STATEMENT DETAILS

NOTE 22 -INCOME STATEMENT DETAILS

(a)Revenues:

The aggregate amount of transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied as of December 31, 2021, in addition to deferred revenues(see note 14), is approximately NIS 204 million (mainly services). Of which the Group expects that approximately 50% will be recognized as revenue during 2022, approximately 20% will be recognized as revenue during 2023, and the rest in later years. The above excludes contracts that are for periods of one year or less or are billed based on time incurred, as permitted under IFRS 15 the transaction price allocated to these unsatisfied contracts is not disclosed.

Disaggregation of revenues:

	Year ended December 31, 2021 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	933	680	(72)	1,541
Segment revenue - Services to business customers	766	386	(58)	1,094
Segment revenue - Services revenue total	1,699	1,066	(130)	2,635
Segment revenue - Equipment	602	126		728
Total Revenues	2,301	1,192	(130)	3,363

	Year ended December 31, 2020 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	942	604	(83)	1,463
Segment revenue - Services to business customers	721	389	(65)	1,045
Segment revenue - Services revenue total	1,663	993	(148)	2,508
Segment revenue - Equipment	545	136		681
Total Revenues	2,208	1,129	(148)	3,189

F - 74

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 22 -INCOME STATEMENT DETAILS (continued)

	Year ended December 31, 2019 New Israeli Shekels in millions
	Cellular segment	Fixed-line segment	Elimination	Consolidated
Segment revenue - Services to private customers	990	513	(87)	1,416
Segment revenue - Services to business customers	808	412	(76)	1,144
Segment revenue - Services revenue total	1,798	925	(163)	2,560
Segment revenue - Equipment	571	103		674
Total Revenues	2,369	1,028	(163)	3,234

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Revenues from services are recognized over time.

Revenues from equipment are recognized at a point of time, except for revenues from equipment that were recognized over time: revenues from operating leases according to IFRS 16	17	10	8

Revenues from services include revenues from operating leases according to IFRS 16	57	73	78

(b)Cost of revenues

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Transmission, communication and content providers	746	786	800
Cost of equipment and accessories	500	510	550
Depreciation and amortization	603	546	565
Wages, employee benefits expenses and car maintenance	312	282	292
Costs of handling, replacing or repairing equipment	71	66	61
Operating lease, rent and overhead expenses	73	75	75
Network and cable maintenance	99	97	88
Internet infrastructure and service providers	173	157	136
IT support and other operating expenses	57	56	58
Amortization of deferred expenses - rights of use	28	31	31
Other	45	58	76
Total cost of revenues	2,707	2,664	2,732

F - 75

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 22 -INCOME STATEMENT DETAILS (continued)

(c)Selling and marketing expenses

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Wages, employee benefits expenses and car maintenance	102	81	103
Advertising and marketing	44	42	41
Selling commissions, net	28	31	32
Depreciation and amortization	106	123	132
Operating lease, rent and overhead expenses	4	2	2
Other	17	12	13
Total selling and marketing expenses	301	291	323

(d)General and administrative expenses

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Wages, employee benefits expenses and car maintenance	85	81	93
Professional fees	21	21	23
Credit card and other commissions	13	13	13
Depreciation	14	14	16
Other	16	16	19
Total general and administrative expenses	149	145	164

(e)Employee benefit expenses

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Wages, employee benefits expenses and car maintenance, before capitalization	543	482	526
Less: expenses capitalized (notes 10, 11)	(96)	(85)	(91)
Service costs: defined benefit plan (note 16(2))	12	10	14
Service costs: defined contribution plan (note 16(1))	23	25	24
Employee share based compensation expenses (note 21(b))	17	12	15
	499	444	488

In December 2021 the Company signed a renewal of collective employment agreement with the employees' representatives and the Histadrut New General Labor Organization (hereinafter - the "Parties") for an additional period of three years, with certain changes, at a cost that is immaterial for the Company. Under the Collective Employment Agreement it was agreed, among others things, on a salary increase budget for 2022, in the amount of 3%, to be differentially allocated. In addition, the Parties agreed to negotiate at a later time a salary increase and participation in the Company's profits mechanism for the years 2023- 2024.

In January 2022, a letter from the labor union and the employees' representatives stating various claims was presented to the Company, in light of the possible Transaction by the Offerer (see note 26(c)). The Company responded that the claims presented are only relevant in light of a change of control, which has not yet occurred.